Cover	Jan. 16, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date
Entity Registrant Name	Ranger Energy Services, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38183
Entity Tax Identification Number	81-5449572
City Area Code	Registrant’s telephone number, including area code: (713) 935-8900
Local Phone Number	Registrant’s telephone number, including area code: (713) 935-8900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.01 par value
Trading Symbol	RNGR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001699039